Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation	€ 53,700	€ 14,100	€ 2,400
Amortization of intangible assets	13,857	30,030	30,025
General and administrative expenses from related party	4,185	2,826	1,506
Cost of revenue
Share-based compensation	737	238	0
Selling and marketing
Share-based compensation	10,913	3,360	1,052
Technology and content, net of capitalized internal-use software and website development costs
Share-based compensation	15,816	4,545	1,207
General and administrative
Share-based compensation	26,256	5,986	123
Acquired technology
Amortization of intangible assets	3,750	19,927	19,927
Internal use software and website development costs
Amortization of intangible assets	€ 1,410	€ 475	€ 191